Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 14, 2009	Jan. 10, 2009	Nov. 16, 2007
Restricted Cash
Restricted cash held in retention and pledged accounts	$ 28,700,000	$ 7,642,000
Quarantee for a claim related to an owned vessel	829,000	826,000
Restricted cash	29,529,000	8,468,000
Accounts Receivable, Net
Provision for doubtful receivables	(458,000)	(49,000)
Vessels, net
Scrap value per lightweight ton	285,000
Management estimation for the useful life of the vessels	25 years
Deferred Drydock and Special Survey Costs
Daily Management Fee per Ultra Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Impairment of long lived assets
Annual increase of management fees from 2014	3.00%
Utilization Rate Based on the Fleet Historical Performance	98.60%
Deferred Financing Cost
Amortization and write off of deferred financing cost	787,000	530,000	415,000
Foreign Currency Translation [Abstract]
Foreign currency exchange losses gains	(1,000)	(4,000)	22,000
Provisions
Daily Management Fee per Ultra Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Management fees
Daily Management Fee per Ultra Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Management Agreement Date						Nov. 16, 2007
Deferred Voyage Revenue
Lump sum amount related to the Navios Hope					30,443,000
Lump sum amount related to the Navios Hope, Net Of Expenses				29,589,000
Recognized Deferred Revenue for the Navios Hope as of August 2013					30,443,000
Credit Risk
Concentration Risk Percentage, Cosco Bulk Carrier Co. Ltd.	22.80%	22.20%	11.20%
Concentration Risk Percentage, Mitsui O.S.K. Lines Ltd	16.00%	18.50%	27.70%
Concentration Risk Percentage, Samsun Logix	13.00%	13.20%	0.00%
Concentration Risk Percentage, Cargill International S.A.	0.00%	0.00%	11.80%
Maintenance and Replacement Capital Expenditures
Maintenance and Replacement capital expenditures reserve approved by the BoD	$ 18,869,000	$ 18,569,000